Subsequent Events (unaudited) (Details) (USD $)		0 Months Ended
	Sep. 30, 2012 Senior unsecured notes	Mar. 12, 2013 Subsequent event Senior unsecured notes Maximum	Mar. 12, 2013 Subsequent event Series A notes	Mar. 12, 2013 Subsequent event Series B notes	Jan. 24, 2013 Subsequent event NextBus, Inc.
Subsequent events
Cash paid for acquisition					$ 20,700,000
Principal amount of debt instrument		$ 25,000,000	$ 50,000,000	$ 50,000,000
Interest rate (as a percent)	6.31%		3.35%	3.35%
Period for issuance of senior notes		3 years